UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	April 30, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley European Equity Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2008

Total Return for the 6 Months Ended April 30, 2008+
Class A	Class B	Class C	Class I++	MSCI Europe Index[1]	Lipper European Region Funds Index[2]
–8.79%	–8.83%	–9.14%	–8.68%	–9.16%	–9.84%

+  Share Classes listed above represent classes with the full six month period total returns to report. Class R and Class W shares commenced operations on March 31, 2008 and therefore are not listed on the table above.

++  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period was volatile in European equity markets, which ended the period down 9.16 percent overall, as measured by the MSCI Europe Index. From its peak in July 2007 to its bottom in mid-March 2008, the MSCI Europe Index lost 25 percent of its value. The credit market crisis continued to reverberate in the U.S. and globally. Major commercial and investment banks continued to report losses totaling billions of dollars and U.S. investment bank Bear Stearns was near collapse. However, the bank's sale to JPMorgan Chase, facilitated in part by the U.S. Federal Reserve, helped bolster investor confidence. From mid-March to April of this year, global market conditions stabilized and the European market rose 7 percent during that time. Although European equity valuations returned to historical averages by the end of the period, it remains to be seen whether April's rebound marks a sustained turnaround in global equity markets.

European economies showed signs of further slowing, with Germany a notable exception. Whereas the economies of Spain and Ireland continued to shrink amid languishing real estate markets, Germany had surprisingly strong gross domestic product (GDP) growth. In the U.K., rising inflation dashed expectations that the Bank of England would further reduce interest rates to stimulate economic growth. Across Europe, inflation rose to record levels in March on the back of soaring oil and food prices, leading the European Central Bank (ECB) to keep its key interest rates on hold. Although strength in the Euro helped to contain inflation, export growth in France and Italy was hurt by the currency's appreciation. However, Germany, the world's largest exporter, continued to weather the Euro's strength and its economy remained resilient. Consumer spending in Europe was hurt by rising food and energy prices but generally European consumers carry less debt than their U.S. counterparts and experienced a less severe real estate bubble.

Performance Analysis

Classes A, B, C and I shares of Morgan Stanley European Equity Fund outperformed the MSCI Europe Index and the Lipper European Region Funds Index for the six months ended April 30, 2008, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the MSCI Europe Index was partly driven by a lack of exposure to the retailing and technology sectors. The sectors were the two worst performing groups within the MSCI Europe Index, and the Fund held no positions in either sector during the period. Also contributing positively to relative performance was an overweight in the insurance segment, in which the Fund's large position in a German reinsurance company was additive, and an overweight in the food, beverage and tobacco group, which was among the better performing sectors during the period. Finally, an underweight in the media sector reduced the Fund's exposure to the sector's lackluster performance.

However, other investments did not perform so well. An underweight allocation and stock selection in the materials sector detracted from relative gains, as the Fund had limited exposure to the strong performance of certain metals and mining companies. Although we reduced the Fund's positions in the capital goods sector during the period, the Fund's overall overweight allocation to the sector hampered relative performance. Specifically, holdings in automobiles stocks, which were hurt by a weak U.S. dollar, were underperformers during the period. Stock selection in the telecommunications sector also turned out to be detrimental to relative results, due to the weak performance of a Dutch telecommunications company.

Although all country weights are a result of our bottom-up security selection process and not top-down allocation decisions, an overweight allocation to the U.K. and underweight allocations to Italy and Belgium added value to relative performance during the period. Additionally, stock selection in Finland and Switzerland contributed to outperformance. However, the positive results were slightly offset by weakness from overweight allocations to Switzerland, Greece and Norway, and an underweight in Spain.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/08
Royal Dutch Shell Plc — A	4.8%
Nestle Sa-Registered	4.4
Hsbc Holdings Plc	3.2
Vodafone Group Plc	3.1
Telefonica S.A.	2.9
Novartis Ag-Reg Shs	2.7
Siemens Ag — Reg	2.6
Suez	2.6
Eni Spa	2.5
Roche Holdings Ag-Genuss	2.5
TOP FIVE COUNTRIES as of 04/30/08
United Kingdom	33.9%
Switzerland	15.5
France	13.6
Germany	13.2
Spain	5.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by issuers located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50 percent of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Fund may also invest in emerging market or developing countries. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2008
Symbol	Class A Shares* (since 07/28/97) EUGAX	Class B Shares** (since 06/01/90) EUGBX	Class C Shares† (since 07/28/97) EUGCX	Class I Shares†† (since 07/28/97) EUGDX	Class R Shares# (since 03/31/08) EUGRX	Class W Shares## (since 03/31/08) EUGWX
1 Year	(0.54)%[3] (5.76)[4]	(0.53)%[3] (4.97)[4]	(1.28)%[3] (2.16)[4]	(0.31)%[3] —	— —	— —
5 Years	17.02[3] 15.76[4]	17.05[3] 16.84[4]	16.12[3] 16.12[4]	17.27[3] —	— —	— —
10 Years	6.23[3] 5.66[4]	5.85[3] 5.85[4]	5.43[3] 5.43[4]	6.47[3] —	— —	— —
Since Inception	7.96[3] 7.42[4]	10.01[3] 10.01[4]	7.15[3] 7.15[4]	8.32[3] —	5.09%[3] —	5.09%[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper European Region Funds classification as of the date of this report

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/07 – 04/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/07	04/30/08	11/01/07 – 04/30/08
Class A
Actual (–8.79% return)	$1,000.00	$912.10	$6.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$6.92
Class B
Actual (–8.83% return)	$1,000.00	$911.70	$6.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$6.97
Class C
Actual (–9.14% return)	$1,000.00	$908.60	$10.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.27	$10.67
Class I@@
Actual (–8.68% return)	$1,000.00	$913.20	$5.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.77
Class R@@@
Actual (5.09% return)	$1,000.00	$1,050.90	$1.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.66	$8.27
Class W@@@
Actual (5.09% return)	$1,000.00	$1,050.90	$1.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.35	$7.57

  @  Expenses are equal to the Fund's annualized expense ratios of 1.38%, 1.39%, 2.13%, 1.15%, 1.64% and 1.50% for Class A, Class B, Class C, Class I ,Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). For Class R and Class W shares, the expense ratios were calculated using 30/366 (to reflect the actual days in the period for the actual example). Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008. Returns listed represent the period from March 31, 2008 through April 30, 2008.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.3%)
	Austria (1.2%)
	Major Telecommunications
257,030	Telekom Austria AG	$6,361,235
	Belgium (1.6%)
	Other Metals/Minerals
166,099	Umicore	8,898,485
	France (13.6%)
	Construction Materials
62,490	Lafarge S.A.	11,307,975
	Electric Utilities
96,252	Electricite de France (EDF)	10,099,674
198,997	Suez S.A.	14,137,944
		24,237,618
	Electrical Products
78,298	Schneider Electric S.A.	9,610,739
	Major Banks
116,774	BNP Paribas	12,626,828
	Motor Vehicles
58,955	Renault S.A.	6,080,255
	Pharmaceuticals: Major
127,504	Sanofi-Aventis	9,984,426
	Total France	73,847,841
	Germany (13.2%)
	Chemicals: Major Diversified
119,915	Bayer AG	10,260,828
	Industrial Conglomerates
59,908	MAN AG	8,394,585
120,216	Siemens AG (Registered Shares)	14,185,349
		22,579,934
	Major Banks
229,043	Commerzbank AG	8,332,998
	Motor Vehicles
135,840	Bayerische Motoren Werke (BMW) AG	7,476,789

NUMBER OF SHARES		VALUE
	Multi-Line Insurance
59,479	Allianz SE (Registered Shares)	$12,159,932
54,683	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	10,609,918
		22,769,850
	Total Germany	71,420,399
	Greece (3.3%)
	Major Banks
178,909	National Bank of Greece S.A.	9,933,957
	Regional Banks
253,702	EFG Eurobank Ergasias	7,875,327
	Total Greece	17,809,284
	Italy (4.5%)
	Integrated Oil
355,408	Eni S.p.A.	13,729,516
	Major Banks
1,428,560	UniCredit S.p.A.	10,885,456
	Total Italy	24,614,972
	Netherlands (4.0%)
	Air Freight/Couriers
187,686	TNT N.V.	7,311,909
	Major Telecommunications
416,191	Koninklijke (Royal) KPN N.V.	7,658,621
	Publishing: Books/Magazines
258,545	Wolters Kluwer N.V.	6,967,954
	Total Netherlands	21,938,484
	Norway (1.4%)
	Major Telecommunications
386,881	Telenor ASA	7,830,291
	Spain (5.1%)
	Major Banks
522,580	Banco Bilbao Vizcaya Argentaria, S.A.	12,052,069

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Major Telecommunications
539,085	Telefonica S.A.	$15,631,386
	Total Spain	27,683,455
	Switzerland (15.5%)
	Financial Conglomerates
235,763	UBS AG (Registered Shares)	7,963,813
	Food: Major Diversified
49,826	Nestle S.A. (Registered Shares)	23,899,553
	Medical Specialties
115,031	Nobel Biocare Holding AG (Registered Shares)	4,165,385
	Multi-Line Insurance
32,568	Zurich Financial Services AG (Registered Shares)	9,971,720
	Other Consumer Specialties
163,102	Compagnie Financiere Richemont S.A. ("A" Bearer Shares) (Units) (b)	9,940,541
	Pharmaceuticals: Major
284,027	Novartis AG (Registered Shares)	14,446,000
81,610	Roche Holding AG	13,610,199
		28,056,199
	Total Switzerland	83,997,211
	United Kingdom (33.9%)
	Aerospace & Defense
1,104,014	BAE Systems PLC	10,245,726
802,258	Rolls-Royce Group PLC (a)	7,002,650
74,492,275	Rolls-Royce Group PLC (B Shares)	148,114
		17,396,490
	Food Retail
1,200,037	Morrison (W.M.) Supermarkets PLC	6,836,016
1,400,189	Tesco PLC	11,943,394
		18,779,410

NUMBER OF SHARES		VALUE
	Integrated Oil
515,749	BG Group PLC	$12,623,514
639,136	Royal Dutch Shell PLC (A Shares)	25,771,818
		38,395,332
	Investment Managers
568,420	Man Group PLC	6,572,081
	Life/Health Insurance
623,840	Prudential PLC	8,558,667
	Major Banks
795,074	Barclays PLC	7,216,592
1,004,476	HSBC Holdings PLC	17,565,448
		24,782,040
	Other Metals/Minerals
191,395	Anglo American PLC	12,440,256
	Pharmaceuticals: Major
544,784	GlaxoSmithKline PLC	12,142,658
	Publishing: Books/Magazines
481,490	Reed Elsevier PLC	6,107,898
	Tobacco
324,583	British American Tobacco PLC	12,242,692
194,801	Imperial Tobacco Group PLC	9,369,380
		21,612,072
	Wireless Telecommunications
5,295,177	Vodafone Group PLC	16,877,100
	Total United Kingdom	183,664,004
	Total Common Stocks (Cost $407,613,493)	528,065,661
	Preferred Stock (1.1%)
	Germany
	Medical Specialties
71,650	Fresenius SE (Cost $5,793,106)	5,951,907

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Right (0.1%)
	Switzerland
	Financial Conglomerates
236	UBS AG (Registered Rights) (a) (Cost $0)	$398,191
NUMBER OF SHARES (000)
	Short-Term Investment (c) (1.1%)
	Investment Company
6,083	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $6,082,746)	6,082,746
Total Investments (Cost $419,489,345) (d)	99.6%	540,498,505
Other Assets in Excess of Liabilities	0.4	2,024,566
Net Assets	100.0%	$542,523,071

  (a)  Non-income producing security.

  (b)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $135,190,588 and the aggregate gross unrealized depreciation is $14,181,428, resulting in net unrealized appreciation of $121,009,160.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Summary of Investments  ■  April 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$78,613,348	14.5%
Integrated Oil	52,124,848	9.7
Pharmaceuticals: Major	50,183,283	9.3
Major Telecommunications	37,481,533	6.9
Multi-Line Insurance	32,741,570	6.1
Electric Utilities	24,237,618	4.5
Food: Major Diversified	23,899,553	4.4
Industrial Conglomerates	22,579,934	4.2
Tobacco	21,612,072	4.0
Other Metals/Minerals	21,338,741	3.9
Food Retail	18,779,410	3.5
Aerospace & Defense	17,396,490	3.2
Wireless Telecommunications	16,877,100	3.1
Motor Vehicles	13,557,044	2.5

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Publishing: Books/Magazines	$13,075,852	2.4%
Construction Materials	11,307,975	2.1
Chemicals: Major Diversified	10,260,828	1.9
Medical Specialties	10,117,292	1.9
Other Consumer Specialties	9,940,541	1.8
Electrical Products	9,610,739	1.8
Life/Health Insurance	8,558,667	1.6
Financial Conglomerates	8,362,004	1.5
Regional Banks	7,875,327	1.5
Air Freight/Couriers	7,311,909	1.4
Investment Managers	6,572,081	1.2
Investment Company	6,082,746	1.1
	$540,498,505	100.0%

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $413,406,599)	$534,415,759
Investment in affiliate, at value (cost $6,082,746)	6,082,746
Receivable for:
Dividends	2,387,942
Foreign withholding taxes reclaimed	669,387
Capital stock sold	32,379
Investments sold	10,240
Interest	498
Prepaid expenses and other assets	29,713
Receivable from Distributor	270,707
Receivable from Investment Adviser	764,758
Total Assets	544,664,129
Liabilities:
Payable for:
Capital stock redeemed	874,905
Investment advisory fee	382,166
Transfer agent fee	80,679
Administration fee	35,360
Payable to bank	544,353
Accrued expenses and other payables	223,595
Total Liabilities	2,141,058
Net Assets	$542,523,071
Composition of Net Assets:
Paid-in-capital	$396,993,333
Net unrealized appreciation	121,053,640
Accumulated undistributed net investment income	5,174,303
Accumulated undistributed net realized gain	19,301,795
Net Assets	$542,523,071
Class A Shares:
Net Assets	$25,843,568
Shares Outstanding (500,000,000 authorized, $.01 par value)	1,179,540
Net Asset Value Per Share	$21.91
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$23.12
Class B Shares:
Net Assets	$499,480,543
Shares Outstanding (500,000,000 authorized, $.01 par value)	23,701,400
Net Asset Value Per Share	$21.07
Class C Shares:
Net Assets	$12,601,174
Shares Outstanding (500,000,000 authorized, $.01 par value)	602,162
Net Asset Value Per Share	$20.93
Class I Shares@@:
Net Assets	$4,387,591
Shares Outstanding (500,000,000 authorized, $.01 par value)	193,828
Net Asset Value Per Share	$22.64
Class R Shares@@@:
Net Assets	$105,091
Shares Outstanding (500,000,000 authorized, $.01 par value)	4,798
Net Asset Value Per Share	$21.90
Class W Shares@@@:
Net Assets	$105,104
Shares Outstanding (500,000,000 authorized, $.01 par value)	4,798
Net Asset Value Per Share	$21.91

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2008 (unaudited)

Net Investment Income: Income
Dividends (net of $858,877 foreign withholding tax)	$8,997,569
Income from securities loaned - net	169,570
Dividends from affiliates	94,588
Interest	30
Total Income	9,261,757
Expenses
Investment advisory fee	2,441,498
Distribution fee (Class A shares)	31,866
Distribution fee (Class B shares)	623,433
Distribution fee (Class C shares)	65,095
Distribution fee (Class R shares)@@@	42
Distribution fee (Class W shares)@@@	30
Transfer agent fees and expenses	324,651
Administration fee	226,066
Custodian fees	93,494
Shareholder reports and notices	79,355
Professional fees	36,556
Registration fees	26,999
Directors' fees and expenses	8,665
Other	30,907
Total Expenses	3,988,657
Less: expense offset	(1,775)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(2,376)
Net Expenses	3,984,506
Net Investment Income	5,277,251
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments	19,884,000
Foreign exchange transactions	77,487
Net Realized Gain	19,961,487
Change in Unrealized Appreciation/Depreciation on:
Investments	(82,905,646)
Translation of other assets and liabilities denominated in foreign currencies	23,130
Net Change in Unrealized Appreciation/Depreciation	(82,882,516)
Net Loss	(62,921,029)
Net Decrease	$(57,643,778)

  @@@  Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2008	FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$5,277,251	$8,226,208
Net realized gain	19,961,487	69,932,518
Net change in unrealized appreciation/depreciation	(82,882,516)	64,246,742
Net Increase (Decrease)	(57,643,778)	142,405,468
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(376,260)	(4,964,234)
Class B shares	(7,790,055)	(1,897,447)
Class C shares	(91,036)	(61,922)
Class I shares@@	(69,706)	(69,093)
Net realized gain
Class A shares	(2,796,767)	—
Class B shares	(52,953,161)	—
Class C shares	(1,382,447)	—
Class I shares@@	(406,078)	—
Total Dividends and Distributions	(65,865,510)	(6,992,696)
Net increase (decrease) from capital stock transactions	12,200,858	(102,484,323)
Net Increase (Decrease)	(111,308,430)	32,928,449
Net Assets:
Beginning of period	653,831,501	620,903,052
End of Period (Including accumulated undistributed net investment income of $5,134,155 and $8,224,109, respectively)	$542,523,071	$653,831,501

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley European Equity Fund Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering two additional classes (Class R and Class W shares).

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class B and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R and Class W shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A, Class B, Class C, Class I, Class R, and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser and Sub-Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of April 30, 2008, there were no securities on loan.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $1,269,424 for the six months ended April 30, 2008.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such excess amounts at April 30, 2008.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver at any time.

For the six months ended April 30, 2008, the distribution fee was accrued for Class B at the rate of 0.24%.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plans in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2008, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.23%, 0.98%, 0.49% and 0.35% respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $12, $42,769 and $411, respectively and received $27,348 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class. For the six months ended April 30, 2008, advisory fees paid were reduced by $2,376 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $94,588 for the six months ended April 30, 2008. During the six months ended April 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class aggregated $47,603,068 and $50,409,210, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2008 aggregated $42,073,535 and $87,855,064, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2008, included in Directors' fees and expenses in the Statement of Operations amounted to $2,810. At April 30, 2008, the Fund had an accrued pension liability of $59,449 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2008, investments in securities of issuers in the United Kingdom and Switzerland represented 33.9% and 15.5%, respectively of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions

At April 30, 2008, the Fund's cash balances consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and foreign tax credit pass-through.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

8. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	92,880	$2,122,934	534,550	$12,875,153
Conversion to Class B	—	—	(17,967,692)	(442,918,417)
Reinvestment of dividends and distributions	115,860	2,675,211	196,956	4,429,539
Redeemed	(268,187)	(5,962,702)	(2,151,219)	(49,380,767)
Net decrease — Class A	(59,447)	(1,164,557)	(19,387,405)	(474,994,492)
CLASS B SHARES
Sold	86,729	1,964,591	370,750	9,235,075
Conversion from Class A	—	—	18,585,947	442,918,417
Reinvestment of dividends and distributions	2,449,961	54,389,129	73,600	1,600,797
Redeemed	(2,034,594)	(43,858,945)	(3,305,686)	(77,919,541)
Net increase — Class B	502,096	12,494,775	15,724,611	375,834,748
CLASS C SHARES
Sold	13,614	289,911	53,697	1,252,151
Reinvestment of dividends and distributions	63,680	1,407,972	2,644	57,299
Redeemed	(73,029)	(1,518,104)	(135,364)	(3,101,909)
Net increase (decrease) — Class C	4,265	179,779	(79,023)	(1,792,459)
CLASS I SHARES@@
Sold	40,020	898,357	47,218	1,168,134
Reinvestment of dividends and distributions	15,050	358,645	2,080	48,197
Redeemed	(33,995)	(766,141)	(107,561)	(2,748,451)
Net increase (decrease) — Class I	21,075	490,861	(58,263)	(1,532,120)
CLASS R SHARES@@@
Sold	4,798	100,000	—	—
Net increase — Class R	4,798	100,000	—	—
CLASS W SHARES@@@
Sold	4,798	100,000	—	—
Net increase — Class W	4,798	100,000	—	—
Net increase (decrease) in Fund	477,585	$12,200,858	(3,800,080)	$(102,484,323)

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

9. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley European Equity Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$26.77		$21.60		$17.01	$14.99	$13.30	$11.51
Income (loss) from investment operations:
Net investment income(1)	0.21		0.25		0.21	0.19	0.11	0.12
Net realized and unrealized gain (loss)	(2.43)		5.17		4.65	1.94	1.68	1.67
Total income (loss) from investment operations	(2.22)		5.42		4.86	2.13	1.79	1.79
Less dividends and distributions from:
Net investment income	(0.31)		(0.25)		(0.27)	(0.11)	(0.10)	–
Net realized gain	(2.33)		–		–	–	–	–
Total dividends and distributions	(2.64)		(0.25)		(0.27)	(0.11)	(0.10)	–
Net asset value, end of period	$21.91		$26.77		$21.60	$17.01	$14.99	$13.30
Total Return(2)	(8.79	)%(3)	25.29%		28.91%	14.25%	13.51%	15.55%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.38	%(4)(6)	1.40	%(6)	1.47%	1.47%	1.43%	1.45%
Net investment income	1.90	%(4)(6)	1.30	%(6)	1.08%	1.16%	0.79%	0.79%
Supplemental Data:
Net assets, end of period, in thousands	$25,844		$33,170		$445,453	$407,446	$15,265	$16,612
Portfolio turnover rate	7	%(3)	39%		68%	64%	89%	89%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio —Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004		2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.89		$20.91		$16.44	$14.50	$12.79		$11.12
Income (loss) from investment operations:
Net investment income(1)	0.20		0.35		0.22	0.21	0.13		0.03
Net realized and unrealized gain (loss)	(2.35)		4.89		4.49	1.87	1.62		1.64
Total income (loss) from investment operations	(2.15)		5.24		4.71	2.08	1.75		1.67
Less dividends and distributions from:
Net investment income	(0.34)		(0.26)		(0.24)	(0.14)	(0.04)		–
Net realized gain	(2.33)		–		–	–	–		–
Total dividends and distributions	(2.67)		(0.26)		(0.24)	(0.14)	(0.04)		–
Net asset value, end of period	$21.07		$25.89		$20.91	$16.44	$14.50		$12.79
Total Return(2)	(8.83	)%(3)	25.31%		28.99%	14.40%	13.73%		15.02%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.39	%(4)(7)	1.39	%(7)	1.37%	1.34%	1.26	%(6)	1.94	%(6)
Net investment income	1.89	%(4)(7)	1.31	%(7)	1.18%	1.29%	0.96	%(6)	0.30	%(6)
Supplemental Data:
Net assets, end of period, in millions	$499		$601		$156	$188	$687		$778
Portfolio turnover rate	7	%(3)	39%		68%	64%	89%		89%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2004	1.82%	0.40%
October 31, 2003	2.20%	0.04%

(7)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.62		$20.69		$16.27	$14.35	$12.74	$11.11
Income (loss) from investment operations:
Net investment income(1)	0.12		0.12		0.06	0.07	–	–
Net realized and unrealized gain (loss)	(2.33)		4.90		4.45	1.85	1.62	1.63
Total income (loss) from investment operations	(2.21)		5.02		4.51	1.92	1.62	1.63
Less dividends and distributions from:
Net investment income	(0.15)		(0.09)		(0.09)	–	(0.01)	–
Net realized gain	(2.33)		–		–	–	–	–
Total dividends and distributions	(2.48)		(0.09)		(0.09)	–	(0.01)	–
Net asset value, end of period	$20.93		$25.62		$20.69	$16.27	$14.35	$12.74
Total Return(2)	(9.14	)%(3)	24.36%		27.85%	13.38%	12.72%	14.67%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	2.13	%(4)(6)	2.16	%(6)	2.22%	2.21%	2.19%	2.20%
Net investment income	1.15	%(4)(6)	0.54	%(6)	0.33%	0.42%	0.03%	0.04%
Supplemental Data:
Net assets, end of period, in thousands	$12,601		$15,316		$14,008	$13,870	$16,922	$18,581
Portfolio turnover rate	7	%(3)	39%		68%	64%	89%	89%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$27.63		$22.29		$17.53	$15.45	$13.70	$11.83
Income (loss) from investment operations:
Net investment income(1)	0.25		0.39		0.26	0.24	0.20	0.13
Net realized and unrealized gain (loss)	(2.51)		5.25		4.79	1.99	1.69	1.74
Total income (loss) from investment operations	(2.26)		5.64		5.05	2.23	1.89	1.87
Less dividends and distributions from:
Net investment income	(0.40)		(0.30)		(0.29)	(0.15)	(0.14)	–
Net realized gain	(2.33)		–		–	–	–	–
Total dividends and distributions	(2.73)		(0.30)		(0.29)	(0.15)	(0.14)	–
Net asset value, end of period	$22.64		$27.63		$22.29	$17.53	$15.45	$13.70
Total Return(2)	(8.68	)%(3)	25.55%		29.19%	14.50%	13.86%	15.81%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.15	%(4)(6)	1.16	%(6)	1.22%	1.22%	1.19%	1.20%
Net investment income	2.13	%(4)(6)	1.54	%(6)	1.33%	1.41%	1.03%	1.04%
Supplemental Data:
Net assets, end of period, in thousands	$4,388		$4,773		$5,149	$5,225	$6,896	$42,454
Portfolio turnover rate	7	%(3)	39%		68%	64%	89%	89%

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH APRIL 30, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.84
Income from investment operations:
Net investment income(1)	0.82
Net realized and unrealized gain	0.24
Total income from investment operations	1.06
Net asset value, end of period	$21.90
Total Return(2)	5.09	%(3)
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.64	%(4)(6)
Net investment income	1.64	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands	$105
Portfolio turnover rate	7	%(3)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH APRIL 30, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.84
Income from investment operations:
Net investment income(1)	0.83
Net realized and unrealized gain	0.23
Total income from investment operations	1.06
Net asset value, end of period	$21.90
Total Return(2)	5.09	%(3)
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.50	%(4)(6)
Net investment income	1.77	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands	$105
Portfolio turnover rate	7	%(3)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its had an effect of less than 0.005%.

See Notes to Financial Statements

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

EUGSAN
IU08–03368P–Y04/08

MORGAN STANLEY FUNDS

Morgan Stanley
European Equity
Fund Inc.

Semiannual Report

April 30, 2008

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008